Leases (Tables)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Future Minimum Revenues, net of Commissions

Amount
2020	$129,437
2021	97,544
2022	75,425
2023	69,250
2024	60,200
2025 and thereafter	642,479

Total minimum revenue, net of commissions	$1,074,335

Operating lease assets and liabilities

	December 31, 2019	January 1, 2019
Operating lease assets*
Land lease agreements	7,660	7,427
Office lease agreements	1,192	1,619

Total	$ 8,852	$ 9,046

	December 31, 2019	January 1, 2019
Operating lease liabilities, current portion
Land lease agreements	(218)	535
Office lease agreements	685	584

Total	$ 467	$ 1,119

Operating lease liabilities, net of current portion
Land lease agreements	7,878	6,892
Office lease agreements	519	1,035

Total	$ 8,397	$ 7,927

Company's lease expense
	Year Ended December 31, 2019	Year Ended December 31, 2018
Lease expense for land lease agreements	552	344
Lease expense for office lease agreements	676	702
Lease expense for chartered-in pushboats and barges	3,865	114

Total	$5,093	$1,160

Future Minimum Commitments for Office Space, net of Commissions
			Total
	Land leases	Office space

December 31, 2020	556	753	1,309
December 31, 2021	556	356	912
December 31, 2022	556	101	657
December 31, 2023	556	81	637
December 31, 2024	556	—	556
December 31, 2025 and thereafter	23,002	—	23,002
Total	25,782	1,291	27,073
Operating lease liabilities including current portion	7,660	1,204	8,864
Discount based on incremental borrowing rate	18,122	87	18,209

			Total
	Land leases	Office space

December 31, 2019	556	697	1,253
December 31, 2020	556	631	1,187
December 31, 2021	556	297	853
December 31, 2022	556	107	663
December 31, 2023	556	81	637
December 31, 2024 and thereafter	23,561	—	23,561
Total	$26,341	$1,813	$28,154